Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013
Recurring
Available-for-sale investments
Consolidated Balance Sheets Classification - Prepaid and Other Current Assets	$ 44	$ 100
Consolidated Balance Sheets Classification - Other Assets	119	143
Level 1 | Recurring
Available-for-sale investments
Available-for-Sale Securities	116	171
Level 2 | Recurring
Available-for-sale investments
Available-for-Sale Securities	47	72
Total | Recurring
Available-for-sale investments
Available-for-Sale Securities	163	243
Corporate debt securities
Available-for-sale investments
Consolidated Balance Sheets Classification - Prepaid and Other Current Assets	8
Corporate debt securities | Recurring
Available-for-sale investments
Consolidated Balance Sheets Classification - Prepaid and Other Current Assets		11
Consolidated Balance Sheets Classification - Other Assets	19	23
Corporate debt securities | Level 1 | Recurring
Available-for-sale investments
Available-for-Sale Securities	0	0
Corporate debt securities | Level 2 | Recurring
Available-for-sale investments
Available-for-Sale Securities	27	34
Corporate debt securities | Total | Recurring
Available-for-sale investments
Available-for-Sale Securities	27	34
U.S. Government debt securities | Recurring
Available-for-sale investments
Consolidated Balance Sheets Classification - Prepaid and Other Current Assets	36	89
Consolidated Balance Sheets Classification - Other Assets	100	120
U.S. Government debt securities | Level 1 | Recurring
Available-for-sale investments
Available-for-Sale Securities	116	171
U.S. Government debt securities | Level 2 | Recurring
Available-for-sale investments
Available-for-Sale Securities	20	38
U.S. Government debt securities | Total | Recurring
Available-for-sale investments
Available-for-Sale Securities	136	209
Foreign Exchange Contract
Available-for-sale investments
Derivative, notional amount	322	278
Discontinued Operations | Foreign Exchange Contract
Available-for-sale investments
Derivative, notional amount	$ 65	$ 60